INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2022
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS [Text Block]

6. INTANGIBLE ASSETS

During the year ended November 30, 2021, the Company acquired Tetra (Note 3).Included in the acquisition is the identifiable intangible asset, customer relationships valued at $657,094.The intangible asset is being amortized over its estimated useful life of three years. For the year ended November 30, 2022, the Company determined that the intangible asset is fully impaired as there is no future economic benefits will derived from this asset.

Cost:	Customer relationship
Balance at November 30, 2020	$-
Additions	657,094
Balance at November 30, 2021 and November 30, 2022	657,094

Accumulated amortization:
Balance at November 30, 2020	-
Amortization	(107,415)
Balance at November 30, 2021	(107,415)
Amortization	(219,029)
Impairment	(330,650)
Balance at November 30, 2022	(657,094)
Net book value
Balance at November 30, 2021	$549,679
Balance at November 30, 2022	$-